VIA EDGAR

August 26, 2008

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Old Mutual Funds III

File No. 333-147771

ICA No. 811-22149

Rule 497(j) Certification/PEA 3

Ladies and Gentlemen:

On behalf of Old Mutual Funds III (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), I hereby certify that (i) the Old Mutual Heitman Global Real Estate Securities Fund Institutional Class, Class A and Class C Prospectus and the Old Mutual Heitman Global Real Estate Securities Fund Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act of 1933 (the “1933 Act”) would not have differed from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 3 under the 1933 Act to the Registrant’s Registration Statement on Form N-1A effective August 22, 2008 (the “Amendment”); and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission.

If you have any questions regarding this filing, please do not hesitate to contact me at 720-200-7727.

Very truly yours,

/s/ Kathryn L. Santoro

Kathryn L. Santoro

Associate Counsel

OLD MUTUAL CAPITAL, INC.